Share-Based Payments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified		3 Months Ended	12 Months Ended			3 Months Ended
	Feb. 06, 2013 IPO Employee	Mar. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Mar. 31, 2013 Other Equity Based or Cash Based Awards	Mar. 31, 2013 Pfizer Stock Benefit Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years	3 years
Contractual term		10 years	10 years
Required period to hold stock options		1 year	1 year
Divestiture, award vesting period		3 months	3 months
Exercise price percentage of the fair market value price at date of grant		100.00%
Maximum annual payment made to plan participant						$ 10
Number of employees	1,700
Unrecognized compensation costs		$ 19	$ 8	$ 9	$ 8		$ 28
Unrecognized compensation costs, period for recognition		2 years 2 months 12 days	1 year 9 months 18 days	1 year 9 months 18 days	1 year 9 months 18 days		1 year 9 months 18 days